Segment analysis - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment analysis
Revenue	$ 4,908	$ 4,812	$ 4,689
Non-current assets	$ 3,832	$ 4,164
U.S.
Segment analysis
Percent of non-current assets	47.00%	44.00%
Revenue	$ 2,122	$ 2,307	2,181
Brazil
Segment analysis
Percent of non-current assets	17.00%	17.00%
U.K
Segment analysis
Revenue	$ 509	$ 495	385
Luxembourg
Segment analysis
Revenue	0	0	$ 0
Non-current assets	$ 0	$ 0
Germany
Segment analysis
Percent of non-current assets	13.00%	12.00%